Note 8 - Financial Instruments - Change in Fair Value of Derivative Instruments (Details) - CAD ($)		3 Months Ended		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ (23,932,000)	$ (70,923,000)	$ (60,488,000)	$ 39,694,000
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[1]	41,108,000	(71,671,000)	(57,203,000)	16,347,000
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other	[2]	(30,758,000)	12,330,000	38,046,000	16,024,000
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(1,437,000)	(9,004,000)	867,000	(2,065,000)
Share swap [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(2,298,000)	300,000	(5,561,000)	(1,807,000)
Unrealized foreign exchange on European-focused senior convertible unsecured 6.5% convertible bonds and 8.75% term loan [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		3,784,000	7,313,000	(213,000)	12,097,000
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		14,000	(728,000)	246,000	4,900,000
Weather derivative [Member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		(30,181,000)		(30,181,000)
Other derivative options [member]
Statement Line Items [Line Items]
Change in fair value of derivative instruments and other		$ (4,164,000)	$ (9,463,000)	$ (6,489,000)	$ (5,802,000)

[1]	Physical forward contracts and options consist of: Electricity contracts with a total remaining volume of 35,362,864 MWh, a weighted average price of $47.90/MWh and expiry dates up to September 30, 2028.Natural gas contracts with a total remaining volume of 102,417,945 GJs, a weighted average price of $3.80/GJ and expiry dates up to December 31, 2024. Renewable energy certificates ("RECs") and emission-reduction credit contracts with a total remaining volume of 3,971,389 MWh and 441,750 tonnes, respectively, a weighted average price of $27.01/REC and $2.75/tonne, respectively, and expiry dates up to December 31, 2028 and December 31, 2021. Electricity generation capacity contracts with a total remaining volume of 3,798 MWCap, a weighted average price of $6,612.89/MWCap and expiry dates up to October 31, 2022. Ancillary contracts with a total remaining volume of 1,376,191 MWh, a weighted average price of $16.24/MWh and expiry dates up to December 31, 2020.
[2]	Financial swap contracts and options consist of: Electricity contracts with a total remaining volume of 11,930,819 MWh, an average price of $37.43/MWh and expiry dates up to November 30, 2024. Natural gas contracts with a total remaining volume of 134,838,027 GJs, an average price of $3.53/GJ and expiry dates up to December 31, 2024. Electricity generation capacity contracts with a total remaining volume of 141 MWCap, a weighted average price of $70,972.67/MWCap and expiry dates up to October 31, 2020. Ancillary contracts with a total remaining volume of 1,242,514 MWh, a weighted average price of $18.33/MWh and expiry dates up to December 31, 2020.